SIGNIFICANT ACCOUNTING POLICIES - Services Revenue (Details) - Services - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Services
Deferred income	$ 5,870	$ 5,873
Unbilled services accounts receivable included in notes and accounts receivable - trade	$ 1,756	$ 1,611
Minimum
Services
Services contract terms	1 year
Maximum
Services
Services contract terms	10 years